UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of registrant as specified in charter)

David D. Basten, President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(Name and address of agent for service)

Registrant’s telephone number, including area code: (434) 846-1361

Copies to:

W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP

One Post Office Square

Boston, MA 02109

Date of fiscal year end: January 31

Date of reporting period: October 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

API CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
Europe Large Cap Stocks - 1.6%
ABB Ltd.	8,700	$163,647
Total SA ADR	4,000	209,200

		372,847

Global Large Cap Stocks - 9.4%
Cenovus Energy, Inc.	6,800	232,560
Diageo Plc ADR	3,000	248,640
EnCana Corp.	6,500	141,050
Eni S.p.A. ADR	10,000	440,200
Manulife Financial Corporation	14,000	184,940
Sanofi-Aventis ADR	5,000	178,750
Suncor Energy, Inc.	5,000	159,550
TransCanada Corp.	6,000	258,240
TE Connectivity Ltd.	10,500	373,275

		2,217,205

Global Mid Cap Stocks - 2.3%
Allied World Assurance Company Holdings	5,500	319,550
TransAlta Corp.	10,200	224,604

		544,154

International Large Cap Stocks - 4.2%
Astrazeneca PLC ADR	4,000	191,640
BCE, Inc.	7,000	277,270
RevenueShares ADR Fund	15,000	522,765

		991,675

International Mid Cap Stocks - 0.7%
Axis Capital Holdings Ltd.	5,500	172,425

Latin America Large Cap Stocks - 0.9%
Empresa Nacional de Electricidad SA ADR	4,300	207,432

Latin America Small Cap Stocks - 0.7%
Cresud, Inc. ADR	14,500	168,345

Scandinavia Large Cap Stocks - 1.0%
Statoil ASA ADR	9,000	228,870

United Kingdom Large Cap Stocks - 0.9%
National Grid PLC ADR	4,500	225,315

United Kingdom Mid Cap Stocks - 1.0%
Ensco PLC	5,000	248,300

U.S. Large Cap Stocks - 40.3%
Altria Group, Inc.	8,500	234,175
A T & T, Inc.	7,600	222,756
Baxter International, Inc.	4,000	219,920
Beam, Inc.	5,500	271,865
Bristol-Myers Squibb Company	8,500	268,515
Caterpillar, Inc.	3,000	283,380
CIGNA Corporation	7,500	332,550
Coca Cola Co.	4,000	273,280
Colgate-Palmolive Co.	2,000	180,740
ConAgra Foods, Inc.	9,300	235,569
Deere & Co.	2,500	189,750

Dow Chemical Company	9,000	250,920
Eli Lilly & Co.	6,000	222,960
First Energy Corp.	5,900	265,264
General Mills, Inc.	8,000	308,240
Honeywell International, Inc.	3,500	183,400
Kimberly-Clark Corporation	3,500	243,985
Limited Brands, Inc.	6,000	256,260
Linear Technology Corp.	5,500	177,705
Lockheed Martin Corporation	3,100	235,290
McDonald's Corp.	3,000	278,550
Mcgraw-Hill Companies, Inc.	5,500	233,750
Merck & Co., Inc.	7,000	241,500
Monsanto Co.	6,100	443,775
Newmont Mining Corp.	4,000	267,320
Norfolk Southern Corp.	9,200	680,708
Omnicom Group, Inc.	4,500	200,160
Paychex, Inc.	7,450	217,093
PPG Industries, Inc.	3,500	302,435
Proctor & Gamble Co.	3,000	191,970
Reynolds American, Inc.	6,500	251,420
Sysco Corporation	13,500	374,220
TJX Companies, Inc.	4,000	235,720
Tri Continental Corporation	24,000	343,200
V. F. Corporation	2,000	276,440
Waste Management, Inc.	5,000	164,650

		9,559,435

U.S. Market Indexes - 0.8%
iShares NYSE Composite Index	2,700	189,741

U.S. Micro Cap Stocks - 2.2%
American Greetings Corp.	15,000	240,150
Speedway Motorsports, Inc.	21,000	273,000

		513,150

U.S. Mid Cap Stocks - 20.2%
AGL Resources, Inc.	5,500	230,670
Broadridge Financial Solutions, Inc.	15,000	333,750
Cleco Corporation	12,000	442,440
Chevron Corp.	2,300	241,615
DTE Energy Co.	5,000	260,550
Eastman Chemical Co.	8,000	314,320
Erie Indemnity Co.	3,500	276,325
Fortune Brands Home & Security, Inc.*	13,000	188,890
M & T Bank Corp.	2,500	190,275
Pinnacle West Capital Corp.	9,500	433,010
Pitney Bowes, Inc.	8,000	163,040
ProLogis	6,249	185,970
Rayonier, Inc.	6,000	250,380
SCANA Corp.	10,000	422,800
SeaDrill Ltd.	9,000	298,170
Sonoco Products Co.	6,600	207,174
Valley National Bancorp.	17,010	204,120
Windstream Corporation	13,000	158,210

		4,801,709

U.S. Small Cap Stocks - 11.8%
ALLETE, Inc.	5,500	217,305
Ares Capital Corp.	28,000	433,160
Black Hills Corp.	8,000	269,680
Extra Space Storage, Inc.	16,000	360,480

Home Properties, Inc.	4,000	235,600
IdaCorp., Inc.	11,000	444,180
Laclede Group, Inc.	11,000	441,320
National Health Investors, Inc.	5,000	223,450
Omega Healthcare Investors, Inc.	10,000	177,600

		2,802,775

TOTAL INVESTMENTS - 98.0% (cost $20,357,277)		23,243,378
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		476,403

Net Assets - 100.0%		$23,719,781

Cost for federal income tax purposes $20,357,277.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$3,291,180
Excess of tax cost over value	405,079

Net Appreciation	$2,886,101

*	Non-income producing security.

API GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
Emerging Markets Value - 2.1%
Guggenheim BRIC ETF	18,600	$733,770

Europe Large Cap Stocks - 3.6%
Nestle SA ADR	2,900	167,504
Roche Holding, Ltd. ADR	6,000	245,400
Siemens AG ADR	1,800	188,946
Syngenta AG ADS	3,000	183,210
Telefonica SA ADR	11,000	235,070
Tenaris SA ADR	8,000	254,480

		1,274,610

Global Large Cap Stocks - 2.7%
Accenture plc	3,600	216,936
SAP AG ADS	4,000	241,440
Talisman Energy, Inc.	19,000	269,800
Tyco Electronics Ltd.	7,000	248,850

		977,026

Global Mid Cap Stocks - 3.9%
Allied World Assurance Company Holdings Ltd.	6,000	348,600
Delhaize Group ADR	4,000	261,320
Lululemon Athletica, Inc.*	4,000	225,920
Markel Corp.*	1,000	386,500
Ritchie Bros. Auctioneers, Inc.	8,000	159,520

		1,381,860

International Large Cap Stocks - 2.6%
Agrium, Inc.	3,000	246,870
Brookfield Asset Management, Inc.	6,000	174,000
Infosys Technologies Ltd.	3,500	205,065
Valeant Pharmaceuticals International, Inc.*	7,500	296,700

		922,635

Latin America Large Cap Stocks - 5.6%
America Movil S.A.B. de C.V. ADR	11,000	279,620
BanColombia SA ADR	6,000	374,280
Banco Santander - Chile ADR	2,500	204,200
Enersis SA ADR	12,000	235,560
Fomento Economico Mexicano S.A.B. de C.V. ADR	3,200	214,560
Grupo Televisa SA ADR	9,500	202,635
Sociedad Quimica Minera de Chile ADR	4,000	234,000
Telefonos de Mexico S.A.B. de C.V. ADR	14,500	226,780

		1,971,635

Latin America Mid Cap Stocks - 0.7%
Embraer-Empresa Brasileira de Aeronautica SA ADR	9,500	264,290

Pacific/Asia Large Cap Stocks - 3.2%
BHP Billiton Ltd. ADR	2,800	218,624
CNOOC, Ltd. ADR	1,200	226,332
POSCO ADR	3,000	257,760
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	34,672	437,561

		1,140,277

Pacific/Asia Market Indexes - 0.5%
Guggenheim China Small Cap Index ETF	8,000	170,320

Pacific/Asia Mid Cap Stocks - 1.8%
Mindray Medical International Ltd.	7,000	191,100
New Oriental Education & Technology Group, Inc.*	9,000	266,760
Sims Metal Management Limited ADR	13,000	186,420

		644,280

Scandinavia Large Cap Stocks - 0.6%
Novo Nordisk A/S ADR	2,000	212,600

Scandinavia Mid Cap Stocks - 0.6%
Autoliv, Inc.	3,500	202,195

United Kingdom Large Cap Stocks - 0.8%
GlaxoSmithKline PLC ADR	6,000	268,740

U.S. Large Cap Stocks - 19.8%
Allergan, Inc.	4,000	336,480
Amazon.com, Inc.	1,400	298,914
Apple, Inc.*	600	242,868
Broadcom Corp.	5,500	198,495
CF Industries Holdings, Inc.	2,400	389,448
Cliffs Natural Resources, Inc.	5,500	375,210
eBay, Inc.*	7,000	222,810
FMC Technologies, Inc.*	6,000	268,920
Franklin Resources, Inc.	3,000	319,890
Gilead Sciences, Inc.*	10,000	416,600
Intel Corporation	8,400	206,136
Kohl's Corp.	4,000	212,040
Laboratory Corporation of America Holdings, Inc.*	2,500	209,625
Lowe's Companies, Inc.	12,000	252,240
Macy's, Inc.	24,000	732,720
Newfield Exploration Company*	4,000	161,040
Oracle Corp.	7,700	252,329
Precision Castparts Corp.	1,500	244,725
Praxair, Inc.	2,500	254,175
QUALCOMM, Inc.	3,500	180,600
Ross Stores, Inc.	2,500	219,325
Salesforce.com Inc.*	3,000	399,510
Thomson Reuters Corp.	9,900	293,733
Ventas, Inc.	6,000	333,660

		7,021,493

U.S. Micro Cap Stocks - 4.8%
Actuate Corp.*	30,000	195,000
Ceradyne, Inc.*	8,000	267,680
Royce Micro-Cap Trust, Inc.	38,000	326,420
UFP Technologies, Inc.*	22,000	331,760
U.S. Ecology, Inc.	13,000	234,780
Virtus Investment Partners, Inc.*	5,500	343,200

		1,698,840

U.S. Mid Cap Stocks - 26.1%
Amdocs Ltd.*	7,000	210,140
Ansys, Inc.*	4,500	244,620
AptarGroup, Inc.	7,000	335,790
BE Aerospace, Inc.*	10,000	377,300
Bio-Rad Laboratories, Inc.*	2,500	248,875
CARBO Ceramics, Inc.	2,000	271,700
Concur Technologies, Inc.*	5,000	232,600
Copart, Inc.*	5,500	239,525
Factset Research Systems, Inc.	2,000	198,840
Flowserve Corp.	2,400	222,456
FMC Corp.	3,000	236,670

Genesee & Wyoming, Inc.*	4,500	266,445
GrafTech International Ltd.*	17,500	274,925
Hansen Natural Corp.*	3,000	267,270
Harris Corp.	6,600	249,150
IDEX Corporation	9,000	319,050
Landstar Systems, Inc.	4,300	191,909
LKQ Corp.	14,500	423,110
Mednax Services, Inc.*	4,800	315,840
Micros Systems, Inc.*	9,000	442,980
Nalco Holding Co.	7,500	282,825
Panera Bread Co.*	3,500	467,915
Parametric Technology Corporation	16,000	333,280
Quality Systems, Inc.	6,000	233,460
Regal Beloit Corp.	4,500	239,085
RPC, Inc.	9,500	176,415
Tractor Supply Company	4,000	283,760
Triumph Group, Inc.	5,000	290,500
Towers Watson & Co.	3,700	243,090
Verisk Analytics, Inc.*	12,000	421,800
Wabtec Corp.	5,000	335,900
Waste Connnections, Inc.	11,550	393,278

		9,270,503

U.S. Small Cap Stocks - 19.4%
Aaron's, Inc.	9,000	240,840
Aircastle Ltd.	37,000	448,810
Balchem Corporation	8,000	294,960
Biglari Holdings, Inc.*	800	276,096
BroadSoft, Inc.*	7,000	252,000
Cabela's, Inc.*	16,000	398,720
Cohen & Steers, Inc.	6,500	176,605
Coinstar, Inc.*	4,000	190,960
Curtiss-Wright Corp.	9,000	295,020
GreatBatch, Inc.*	11,000	245,630
Hexcel Corp.*	16,000	395,360
ICU Medical, Inc.*	9,500	373,445
Interline Brands, Inc.*	14,500	216,050
Littlefuse, Inc.	5,000	244,800
Live Nation Entertainment, Inc.*	35,000	328,650
National Presto Industries, Inc.	2,500	238,750
NewMarket Corp.	1,500	291,210
Parexel International Corp.*	16,000	352,480
ProAssurance Corporation	2,900	221,995
PriceSmart, Inc.	3,500	266,140
Raven Industries, Inc.	5,500	330,055
Shutterfly, Inc.*	5,000	208,350
Teledyne Technologies, Inc.*	6,300	343,161
Toro Co.	4,900	264,795

		6,894,882

TOTAL INVESTMENTS - 98.8% (cost $26,063,765)		35,049,956
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		440,208

Net Assets - 100.0%		$35,490,164

Cost for federal income tax purposes $26,063,765.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$9,947,237
Excess of tax cost over value	961,046

Net Appreciation	$8,986,191

*	Non-income producing security.

API INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Principal/Shares	Value
Emerging Markets Debt - 4.1%
iShares JPMorgan USD Emerging Markets Bond	10,800	$1,192,320
Market Vectors Latin America Aggregate Bond ETF	33,000	811,470
WisdomTree Asia Local Debt Fund	47,000	2,416,270
WisdomTree Emerging Markets Local Debt Fund	33,000	1,679,370

		6,099,430

Global Corporate Bonds - 3.8%
Helios Multi-Sector High Income Fund	73,300	398,752
Helios Strategic Income Fund, Inc.	57,400	317,422
Invesco Van Kampen Dynamic Credit Opportunities Fund	88,000	960,960
Managed High Yield Plus Fund, Inc.	498,000	1,070,700
PIMCO Strategic Global Government Fund, Inc.	45,100	512,336
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	26,000	872,820
Wells Fargo Advantage Multi-Sector Income Fund	40,000	598,800
Western Asset Managed High Income Fund, Inc.	144,300	854,256

		5,586,046

Global Government Bonds - 0.7%
Western Asset Global Partners Income Fund, Inc.	89,400	1,088,892

Global Large Cap Stocks - 0.3%
Eaton Vance Tax-Advantaged Global Dividend Income Fund	34,000	453,560

Global Mid Cap Stocks - 0.4%
Macquarie Global Infrastucture Total Return Fund, Inc.	34,000	565,760

International Corporate Bonds - 1.6%
PowerShares International Corporate Bond	86,000	2,374,357

International Government Bonds - 1.2%
iShares S&P/Citi International Treasury Bond Fund	2,900	305,225
Market Vectors Emerging Markets Local Currency Bond ETF	54,000	1,398,060

		1,703,285

International Market Indexes - 0.4%
WisdomTree International Real Estate	21,000	520,800

U.S. Corporate Bonds - 42.4%
AGIC Convertible & Income Fund II	98,000	818,300
American Income Fund, Inc.	46,400	352,640
American Strategic Income Portfolio, Inc. III	83,000	556,100
Apollo Investment Corporation	132,000	1,092,960
Apollo Senior Floating Rate Fund, Inc.	36,000	605,160
Bank of America Corp., 0.0%, due 4/8/2030	600,000	522,000
Barclays Bank Plc, 0.0%, due 2/26/2030	500,000	482,500
BlackRock Corporate High Yield Fund, Inc.	66,500	456,855
BlackRock Corporate High Yield Fund III, Inc.	150,000	1,044,000
BlackRock Corporate High Yield Fund VI, Inc.	91,500	1,044,015
BlackRock Credit Allocation Income Trust III	57,000	600,210
BlackRock Kelso Capital Corporation	91,000	777,140
Chartwell Dividend & Income Fund, Inc.	211,000	765,930
Credit Suisse Asset Management Income Fund, Inc.	135,000	487,350
Credit Suisse High Yield Bond Fund, Inc.	381,000	1,127,760
Dreyfus High Yield Strategies Fund	310,000	1,422,900
First Trust Strategic High Income Fund II	66,500	964,915
Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	25,000	430,250

Guggenheim Strategic Opportunities Fund	23,000	474,720
Helios Advantage Income Fund, Inc.	48,000	384,960
Helios High Income Fund, Inc.	41,900	331,848
Invesco High Yield Investments Fund, Inc.	86,000	516,860
Invesco Van Kampen High Income Trust II	30,000	498,000
iShares iBoxx $ High Yield Corporate Bond	83,000	7,410,240
iShares iBoxx $ Investment Grade Corporate Bond	117,000	13,419,900
iShares S&P U.S. Preferred Stock Index	108,000	4,029,480
John Hancock Preferred Income Fund III	14,000	243,460
MFS Intermediate High Income Fund	82,000	237,800
PIMCO High Income Fund	80,000	1,012,000
PIMCO Income Opportunity Fund	11,000	290,840
PIMCO Income Strategy Fund II	41,900	392,603
Pioneer High Income Trust	36,500	619,405
PowerShares Financial Preferred	132,000	2,238,720
PowerShares High Yield Corporate Bond	346,000	6,311,040
Putnam Premier Income Trust	215,000	1,231,950
SPDR Barclays Capital High Yield Bond	210,500	8,203,185
Wells Fargo Advantage Income Opportunities Fund	78,000	762,840
Western Asset High Income Opportunity Fund, Inc.	48,800	287,920

		62,448,756

U.S. Government Bonds - 0.6%
Vanguard Total Bond Market ETF	10,000	836,200

U.S. Large Cap Stocks - 1.8%
BlackRock Enhanced Capital and Income Fund	38,000	470,820
CenturyLink, Inc.	24,200	853,292
Guggenheim Enhanced Equity Strategy Fund	34,000	525,300
Guggenheim Multi-Asset Income Index ETF	43,000	879,350

		2,728,762

U.S. Market Indexes - 0.6%
PowerShares Dynamic Utilities Portfolio	52,000	836,004

U.S. Micro Cap Stocks - 7.1%
Alaska Communications Systems Group, Inc.	49,900	352,793
Crexus Investment Corp.	88,600	847,016
Golub Capital BDC, Inc.	58,000	900,160
Horizon Technology Finance Corp.	93,000	1,414,530
Kohlberg Capital Corporation	102,000	671,160
MCG Capital Corp	302,000	1,401,280
Medley Capital Corp.	66,000	614,460
PennantPark Floating Rate Capital Ltd.	49,000	528,220
PennantPark Investment Corp.	139,000	1,490,080
THL Credit, Inc.	103,000	1,189,650
TICC Capital Corp.	110,000	980,100

		10,389,449

U.S. Mid Cap Stocks - 1.9%
Ares Capital Corporation	153,000	2,366,910
Windstream Corporation	34,000	413,780

		2,780,690

U.S. Municipal Bonds - 3.4%
Grand Prairie Texas Independent School District, 0.0%, due 8/15/2038	$1,000,000	170,630
Market Vectors High-Yield Muni ETF	132,000	3,937,560
SPDR Nuveen Barclays Capital Build America Bond ETF	17,000	919,530

		5,027,720

U.S. REIT's - 23.5%
A G Mortgage Investment Trust, Inc.	82,000	1,487,480
American Capital Agency Corp.	54,000	1,485,540
Annaly Capital Management, Inc.	290,000	4,886,500

Anworth Mortgage Asset Corp.	251,000	1,618,950
ARMOUR Residential REIT, Inc.	174,000	1,244,100
Chimera Investment Corp.	681,000	2,049,810
CYS Investments, Inc.	162,000	2,054,160
Dynex Capital, Inc.	180,000	1,576,800
Hatteras Financial Corp.	65,000	1,670,500
Invesco Mortgage Capital, Inc.	201,000	3,171,780
Medical Properties Trust, Inc.	143,000	1,444,300
MFA Financial, Inc.	356,000	2,403,000
One Liberty Properties, Inc.	113,000	1,837,380
Plum Creek Timber Company, Inc.	49,000	1,845,340
Potlatch Corporation	35,000	1,136,800
Redwood Trust, Inc.	27,500	319,550
Resource Capital Corp.	291,000	1,562,670
Starwood Property Trust, Inc.	76,000	1,428,040
Two Harbors Investment Corp.	146,000	1,365,100

		34,587,800

U.S. Small Cap Stocks - 5.5%
Compass Diversified Holdings	52,900	690,874
Fifth Street Finance Corp.	114,100	1,125,026
Hercules Technology Growth Capital, Inc.	67,000	648,560
Prospect Capital Corporation	178,000	1,703,460
Solar Capital Ltd.	53,000	1,176,600
Solar Senior Capital Ltd.	62,100	929,637
Triangle Capital Corporation	30,000	502,800
World Wrestling Entertainment, Inc.	40,800	428,808
W. P. Carey & Co. LLC	23,400	936,000

		8,141,765

TOTAL INVESTMENTS - 99.3% (cost $149,288,122)		146,169,276
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%		1,007,533

Net Assets - 100.0%		$147,176,809

Cost for federal income tax purposes $149,288,122.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$4,170,585
Excess of tax cost over value	7,289,431

Net Appreciation	($3,118,846)

API MULTIPLE INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
Emerging Markets Debt - 4.1%
PowerShares Emerging Markets Sovereign Debt Portfolio	37,000	$1,014,910

Global Corporate Bonds - 46.8%
Montgomery Street Income Securities, Inc.	24,000	372,720
PIMCO Investment Grade Corporate Bond Index ETF	8,000	829,920
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	15,000	503,550
Vanguard Intermediate-Term Corporate Bond ETF	63,000	5,183,010
Vanguard Short-Term Corporate Bond ETF	61,000	4,764,100

		11,653,300

Global Government Bonds - 5.6%
iShares Barclays Aggregate Bond Fund	4,500	495,135
iShares Barclays Government/Credit Bond Fund	8,000	907,920

		1,403,055

U.S. Corporate Bonds - 20.4%
BlackRock Credit Allocation Income Trust, Inc.	40,000	370,000
iShares iBoxx $ Investment Grade Corporate Bond Fund	38,000	4,358,600
Western Asset Global Corporate Defined Opportunity Fund, Inc.	20,000	361,000

		5,089,600

U.S. Government Bonds & Notes - 21.1%
iShares Barclays 3-7 Year Treasury Bond Fund	7,000	849,170
iShares Barclays Intermediate Government/Credit Bond Fund	8,000	888,960
SPDR Barclays Capital Aggregate Bond ETF	17,000	989,400
SPDR Barclays Capital Mortgage Backed Bond ETF	31,000	860,870
Vanguard Intermediate-Term Government Bond ETF	13,000	843,570
Vanguard Short-Term Bond ETF	10,000	814,800

		5,246,770

TOTAL INVESTMENTS - 98.0% (cost $24,381,745)		24,407,635
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		487,517

Net Assets - 100.0%		$24,895,152

Cost for federal income tax purposes $24,381,745.

The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$106,264
Excess of tax cost over value	80,374

Net Appreciation	$25,890

API VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
Emerging Markets Growth - 2.1%
SPDR S&P BRIC 40 ETF	20,600	$489,044

U.S. Large Cap Stocks - 42.9%
Abbott Laboratories	3,000	161,610
Ameriprise Financial, Inc.	8,000	373,440
Amgen, Inc.*	5,000	286,350
Applied Materials, Inc.	23,500	289,520
Baker Hughes, Inc.	3,500	202,965
Boeing Company	4,500	296,055
Carpenter Technology Corp.	4,500	255,240
Chevron Corp.	4,000	420,200
Chubb Corporation	6,500	435,825
ConocoPhillips	3,500	243,775
CSX Corp.	9,000	199,890
CVS Caremark Corp.	6,000	217,800
Dollar Tree, Inc.*	2,500	199,900
du Pont (E.I.) de Nemours & Co.	3,000	144,210
eBay, Inc.*	8,000	254,640
Infosys Technologies Ltd. ADR	3,500	205,065
International Business Machines, Inc.	1,000	184,630
Intuit, Inc.	6,500	348,855
Invesco Holding Co. Ltd.	19,000	381,330
Johnson & Johnson	4,000	257,560
Lowe's Companies, Inc.	8,700	182,874
Martin Marietta Materials, Inc.	3,000	216,510
National Oilwell Varco, Inc.	4,000	285,320
Noble Energy, Inc.	1,800	160,812
Omnicom Group, Inc.	4,000	177,920
Precision Castparts Corp.	2,000	326,300
Rockwell Collins, Inc.	7,500	418,725
Royce Value Trust, Inc.	29,000	367,720
Schlumberger Ltd.	4,000	293,880
Spectra Energy Corp.	5,900	168,917
Sysco Corp.	9,400	260,568
Travelers Companies, Inc.	4,000	233,400
United Technologies Corp.	4,500	350,910
Valero Energy Corp.	10,000	246,000
Walgreen Co.	7,500	249,000
Wal-Mart Stores, Inc.	4,500	255,240
Western Union Co.	30,000	524,100

		10,077,056

U.S. Micro Cap Stocks - 8.4%
Houston American Energy Corp.	36,500	571,590
Measurement Specialties, Inc.*	15,000	468,150
Miller Industries, Inc.	11,400	233,016
PolyOne Corp.	20,000	223,800
ScanSource, Inc.*	7,000	243,320
Winmark Corporation	4,600	228,298

		1,968,174

U.S. Mid Cap Stocks - 26.2%
Ball Corp.	10,600	366,443
Brown & Brown, Inc.	9,500	209,760
Bunge Ltd.	2,300	142,071
Dr. Pepper Snapple Group, Inc.	5,500	205,975
Fidelity National Financial, Inc.	16,000	247,040
Flowserve Corporation	1,800	166,842
FMC Corp.	2,000	157,780
Gen-Probe, Inc.*	3,000	180,300
Greif, Inc.	3,000	134,340
International Paper Co.	8,300	229,910
Kinetic Concepts, Inc.*	3,500	239,365
Kirby Corp.*	4,000	246,160
Lam Research Corporation*	5,000	214,950
M & T Bank Corp.	2,059	156,710
National Fuel Gas Co.	3,500	214,515
Noble Corp.	5,500	197,670
Packaging Corp. of America	6,500	169,520
Principal Financial Group, Inc.	6,000	154,680
Ralcorp Holdings, Inc.*	4,500	363,780
Reinsurance Group of America, Inc.	4,500	235,035
Rosetta Resources, Inc.*	4,500	199,530
R. R. Donnelley & Sons Company	9,000	146,700
Sigma-Aldrich Corp.	4,500	294,660
Silgan Holdings, Inc.	11,000	412,940
Stericycle, Inc.*	2,500	208,950
Tempur Pedic International, Inc.	3,000	204,180
Vishay Intertechnology, Inc.*	19,000	204,250
Weight Watchers International, Inc.	3,500	261,170

		6,165,226

U.S. Small Cap Stocks - 19.2%
Alliant Techsystems, Inc.	6,000	348,480
A. O. Smith Corp.	4,500	167,220
Astec Industries, Inc.*	8,000	266,000
Centene Corporation*	8,000	281,200
Diamond Hill Investment Group, Inc.*	3,000	225,840
EZCORP, Inc.*	7,000	194,460
Fair Isacc Corp.	17,000	464,950
Gardner Denver, Inc.	4,000	309,320
Graco, Inc.	5,000	214,700
Heico Corp.	5,000	285,100
Jos. A. Bank Clothiers, Inc.*	5,000	267,200
Medicis Pharmaceutical Corp.	13,000	497,770
OM Group, Inc.*	6,000	173,460
Par Pharmaceutical Companies, Inc.*	10,000	306,000
ProAssurance Corp.	3,000	229,650
Total System Services, Inc.	13,500	268,515

		4,499,865

TOTAL INVESTMENTS - 98.8% (cost $18,555,183)		23,199,365

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		277,651

Net Assets - 100.0%		$23,477,016

Cost for federal income tax purposes $18,555,183.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$4,899,592
Excess of tax cost over value	255,410

Net Appreciation	$4,644,182

* Non-income producing security.

API MASTER ALLOCATION FUND

SCHEDULE OF INVESTMENTS

October 31, 2011

(Unaudited)

	Shares	Value
Growth Funds - 33.3%
API Efficient Frontier Growth Fund*	1,098,641	$10,327,224

Income Funds - 32.9%
API Efficient Frontier Capital Income Fund	285,534	10,227,812

Value Funds - 33.4%
API Efficient Frontier Value Fund*	853,585	10,353,982

TOTAL INVESTMENTS - 99.6% (cost $25,146,373)		30,909,018
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%		114,215

Net Assets - 100.0%		$31,023,233

Cost for federal income tax purposes $25,236,454.
The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:

Excess of value over tax cost	$6,176,404
Excess of tax cost over value	503,840

Net Appreciation	$5,672,564

*	Non-income producing security.

Investment Valuation

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 –	Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3 –	Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of October 31, 2011, in valuing the Funds’ assets carried at fair value.

Capital Income Fund

Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$21,708,252	$—	$—	$21,708,252
Exchange Traded Funds	712,506	—	—	712,506
Real Estate Investment Trusts	822,620	—	—	822,620

Total	$23,243,378	$—	$—	$23,243,378

Growth Fund
Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$326,420	$—	$—	$326,420
Common Stocks	33,485,786	—	—	33,485,786
Exchange Traded Funds	904,090	—	—	904,090
Real Estate Investment Trusts	333,660	—	—	333,660

Total	$35,049,956	$—	$—	$35,049,956

Income Fund
Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$28,457,939	$—	$—	$28,457,939
Common Stocks	21,185,096	—	—	21,185,096
Corporate Bonds	—	1,004,500	—	1,004,500
Exchange Traded Funds	60,763,311	—	—	60,763,311
Municipal Bonds	—	170,630	—	170,630
Real Estate Investment Trusts	34,587,800	—	—	34,587,800

Total	$144,994,146	$1,175,130	$—	$146,169,276

Multiple Index Fund
Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$1,103,720	$—	$—	$1,103,720
Exchange Traded Funds	23,303,915	—	—	23,303,915

Total	$24,407,635	$—	$—	$24,407,635

Value Fund
Investments in Securities	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-end Funds	$367,720	$—	$—	$367,720
Common Stocks	22,342,601	—	—	22,342,601
Exchange Traded Funds	489,044	—	—	489,044

Total	$23,199,365	$—	$—	$23,199,365

Master Allocation Fund
Investments in Securities	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Funds	$30,909,018	$—	$—	$30,909,018

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Pension Investors Trust

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID D. BASTEN
David D. Basten
President

Date: December 16, 2011

By:	/S/ CHARLES D. FOSTER
Charles D. Foster
Chief Financial Officer

Date: December 16, 2011